KINETICS MUTUAL FUNDS, INC.

The Alternative Income Fund
No Load Class (KWINX)

The Multi-Disciplinary Income Fund
No Load Class (KMDNX)

Supplement dated December 31, 2015
to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)
dated April 30, 2015

Effective immediately, Derek Devens no longer serves as Co-Portfolio Manager to the Alternative Income Fund and the Multi-Disciplinary Income Fund.  Additionally, effective immediately, Rory Ewing and Eric Zhou no longer serve on the investment team of the Alternative Income Fund.  In addition, effective immediately, Matthew Houk has joined Murray Stahl as a Co-Portfolio Manager and Steven Tuen has joined the investment teams of the Alternative Income Fund and Multi-Disciplinary Income Fund.

The section titled “Portfolio Managers” in the Summary Section for the Alternative Income Fund appearing on pages 6-7 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Alternative Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Houk as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	4
Murray Stahl	Co-Portfolio Manager	4
James Davolos	Investment Team Member	3
Matthew Houk	Co-Portfolio Manager	N/A
Steven Tuen	Investment Team Member	N/A

The section titled “Portfolio Managers” in the Summary Section for the Multi-Disciplinary Income Fund appearing on page 47 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Multi-Disciplinary Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Houk as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	7
Murray Stahl	Co-Portfolio Manager	7
Matthew Houk	Co-Portfolio Manager	N/A
Steven Tuen	Investment Team Member	N/A

The section titled “Members of the Investment Team” appearing on pages 64-66 of the Prospectus is deleted in its entirety and replaced with the following:

Members of the Investment Team
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of each Portfolio’s investment team.  The following persons are members of an investment team: Peter B. Doyle, Murray Stahl, B. Paul Abel, Steven Tuen, James Davolos, Matthew Houk, and Eric Sites.  Each person’s role varies from Portfolio to Portfolio as indicated in the table below.  Each investment team member is an employee of the Investment Adviser.

1

The Portfolio Manager(s) of a Portfolio are responsible for the day-to-day management of the applicable Portfolio.  Each investment team member serves as a research analyst.  While the investment team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with the Portfolio’s Portfolio Manager(s).

	The Alternative Income Portfolio	The Internet Portfolio	The Global Portfolio	The Paradigm Portfolio	The Medical Portfolio	The Small Cap Opportunities Portfolio	The Market Opportunities Portfolio	The Multi-Disciplinary Income Portfolio
Peter B. Doyle	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Co-Portfolio Manager	Co-Portfolio Manager	Investment Team Member
B. Paul Abel	N/A	N/A	N/A	N/A	Portfolio Manager	N/A	N/A	N/A
Steven Tuen	Investment Team Member	Investment Team Member	Co-Portfolio Manager	N/A	N/A	N/A	N/A	Investment Team Member
Murray Stahl	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager	N/A	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager
James Davolos	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Investment Team Member	N/A	Investment Team Member	Investment Team Member	N/A
Matthew Houk	Co-Portfolio Manager	N/A	N/A	N/A	N/A	Co-Portfolio Manager	N/A	Co-Portfolio Manager
Eric Sites	N/A	N/A	N/A	N/A	N/A	N/A	Investment Team Member	N/A

Peter B. Doyle is the Chairman of the Board and President of the Company, and has been overseeing the Portfolios since 1999.  In 1994, he co-founded Horizon, an affiliate of the Investment Adviser since May 2011.  In 1996, Mr. Doyle co-founded the Investment Adviser.  From 1999 through 2011, Mr. Doyle was a dual employee of both the Investment Adviser and Horizon.

Murray Stahl has served as the Director of Research for the Company since 2000.  In 1994, he co-founded Horizon and currently serves as Chairman and Chief Investment Officer for Horizon Kinetics, the parent company to the Investment Adviser and Horizon.  From 2000 through 2011, Mr. Stahl was a dual employee of both the Investment Adviser and Horizon.

B. Paul Abel joined the Investment Adviser in 1999 as a Portfolio Manager, and currently serves in the same capacity for The Medical Portfolio.  He also serves as a Portfolio Manager for private funds managed by an affiliate of the Investment Adviser.

Steven Tuen joined the Investment Adviser in 1999 as a research analyst.  He joined Horizon in 1996, also as a research analyst, and between 1999 and 2011 was a dual employee of both the Investment Adviser and Horizon.

James Davolos joined the Investment Adviser as an analyst in 2005, and is now a Portfolio Manager focusing on, among other things, emerging markets.

Matthew Houk joined the Investment Adviser in 2011 and began serving as a Portfolio Manager in 2012.  Previously, he was a research analyst at Horizon, beginning in 2008.  Prior to Horizon, Mr. Houk was an Associate at Goldman, Sachs & Co.

Eric Sites has been an Investment Team Member for the Company since 2013.  He joined Horizon in 2004 as a research analyst and Portfolio Manager.

2

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Additionally, the following information appearing under the heading “Portfolio Managers” beginning on page 44 in the SAI is revised as follows: (1) for the Alternative Income Fund and Multi-Disciplinary Income Fund, all information regarding Derek Devens is removed; (2) for the Alternative Income Fund, all information regarding Rory Ewing and Eric Zhou is removed; and (3) for the Alternative Income Fund and the Multi-Disciplinary Income Fund, the information is modified to reflect that Matthew Houk serves as Co-Portfolio Manager for each of these Funds and that Steven Tuen serves on the investment teams of these Funds.

Questions regarding these changes may be directed to (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Alternative Income Fund
Institutional Class (KWIIX)

The Multi-Disciplinary Income Fund
Institutional Class (KMDYX)

Supplement dated December 31, 2015
to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)
dated April 30, 2015

Effective immediately, Derek Devens no longer serves as Co-Portfolio Manager to the Alternative Income Fund and the Multi-Disciplinary Income Fund.  Additionally, effective immediately, Rory Ewing and Eric Zhou no longer serve on the investment team of the Alternative Income Fund.  In addition, effective immediately, Matthew Houk has joined Murray Stahl as a Co-Portfolio Manager and Steven Tuen has joined the investment teams of the Alternative Income Fund and Multi-Disciplinary Income Fund.

The section titled “Portfolio Managers” in the Summary Section for the Alternative Income Fund appearing on pages 6-7 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Alternative Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Houk as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	4
Murray Stahl	Co-Portfolio Manager	4
James Davolos	Investment Team Member	3
Matthew Houk	Co-Portfolio Manager	N/A
Steven Tuen	Investment Team Member	N/A

The section titled “Portfolio Managers” in the Summary Section for the Multi-Disciplinary Income Fund appearing on page 48 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Multi-Disciplinary Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Houk as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	7
Murray Stahl	Co-Portfolio Manager	7
Matthew Houk	Co-Portfolio Manager	N/A
Steven Tuen	Investment Team Member	N/A

The section titled “Members of the Investment Team” beginning on page 65 of the Prospectus is deleted in its entirety and replaced with the following:

Members of the Investment Team
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of each Portfolio’s investment team.  The following persons are members of an investment team: Peter B. Doyle, Murray Stahl, B. Paul Abel, Steven Tuen, James Davolos, Matthew Houk, and Eric Sites.  Each person’s role varies from Portfolio to Portfolio as indicated in the table below.  Each investment team member is an employee of the Investment Adviser.

1

The Portfolio Manager(s) of a Portfolio are responsible for the day-to-day management of the applicable Portfolio.  Each investment team member serves as a research analyst.  While the investment team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with the Portfolio’s Portfolio Manager(s).

	The Alternative Income Portfolio	The Internet Portfolio	The Global Portfolio	The Paradigm Portfolio	The Medical Portfolio	The Small Cap Opportunities Portfolio	The Market Opportunities Portfolio	The Multi-Disciplinary Income Portfolio
Peter B. Doyle	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Co-Portfolio Manager	Co-Portfolio Manager	Investment Team Member
B. Paul Abel	N/A	N/A	N/A	N/A	Portfolio Manager	N/A	N/A	N/A
Steven Tuen	Investment Team Member	Investment Team Member	Co-Portfolio Manager	N/A	N/A	N/A	N/A	Investment Team Member
Murray Stahl	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager	N/A	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager
James Davolos	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Investment Team Member	N/A	Investment Team Member	Investment Team Member	N/A
Matthew Houk	Co-Portfolio Manager	N/A	N/A	N/A	N/A	Co-Portfolio Manager	N/A	Co-Portfolio Manager
Eric Sites	N/A	N/A	N/A	N/A	N/A	N/A	Investment Team Member	N/A

Peter B. Doyle is the Chairman of the Board and President of the Company, and has been overseeing the Portfolios since 1999.  In 1994, he co-founded Horizon, an affiliate of the Investment Adviser since May 2011.  In 1996, Mr. Doyle co-founded the Investment Adviser.  From 1999 through 2011, Mr. Doyle was a dual employee of both the Investment Adviser and Horizon.

Murray Stahl has served as the Director of Research for the Company since 2000.  In 1994, he co-founded Horizon and currently serves as Chairman and Chief Investment Officer for Horizon Kinetics, the parent company to the Investment Adviser and Horizon.  From 2000 through 2011, Mr. Stahl was a dual employee of both the Investment Adviser and Horizon.

B. Paul Abel joined the Investment Adviser in 1999 as a Portfolio Manager, and currently serves in the same capacity for The Medical Portfolio.  He also serves as a Portfolio Manager for private funds managed by an affiliate of the Investment Adviser.

Steven Tuen joined the Investment Adviser in 1999 as a research analyst.  He joined Horizon in 1996, also as a research analyst, and between 1999 and 2011 was a dual employee of both the Investment Adviser and Horizon.

James Davolos joined the Investment Adviser as an analyst in 2005, and is now a Portfolio Manager focusing on, among other things, emerging markets.

Matthew Houk joined the Investment Adviser in 2011 and began serving as a Portfolio Manager in 2012.  Previously, he was a research analyst at Horizon, beginning in 2008.  Prior to Horizon, Mr. Houk was an Associate at Goldman, Sachs & Co.

Eric Sites has been an Investment Team Member for the Company since 2013.  He joined Horizon in 2004 as a research analyst and Portfolio Manager.

2

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Additionally, the following information appearing under the heading “Portfolio Managers” beginning on page 44 in the SAI is revised as follows: (1) for the Alternative Income Fund and Multi-Disciplinary Income Fund, all information regarding Derek Devens is removed; (2) for the Alternative Income Fund, all information regarding Rory Ewing and Eric Zhou is removed; and (3) for the Alternative Income Fund and the Multi-Disciplinary Income Fund, the information is modified to reflect that Matthew Houk serves as Co-Portfolio Manager for each of these Funds and that Steven Tuen serves on the investment teams of these Funds.

Questions regarding these changes may be directed to (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

3

KINETICS MUTUAL FUNDS, INC.

The Alternative Income Fund
Advisor Class A (KWIAX)
Advisor Class C (KWICX)

The Multi-Disciplinary Income Fund
Advisor Class A (KMDAX)
Advisor Class C (KMDCX)

Supplement dated December 31, 2015
to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)
dated April 30, 2015

Effective immediately, Derek Devens no longer serves as Co-Portfolio Manager to the Alternative Income Fund and the Multi-Disciplinary Income Fund.  Additionally, effective immediately, Rory Ewing and Eric Zhou no longer serve on the investment team of the Alternative Income Fund.  In addition, effective immediately, Matthew Houk has joined Murray Stahl as a Co-Portfolio Manager and Steven Tuen has joined the investment teams of the Alternative Income Fund and Multi-Disciplinary Income Fund.

The section titled “Portfolio Managers” in the Summary Section for the Alternative Income Fund appearing on page 7 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Alternative Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Houk as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	4
Murray Stahl	Co-Portfolio Manager	4
James Davolos	Investment Team Member	3
Matthew Houk	Co-Portfolio Manager	N/A
Steven Tuen	Investment Team Member	N/A

The section titled “Portfolio Managers” in the Summary Section for the Multi-Disciplinary Income Fund appearing on page 52 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Multi-Disciplinary Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Houk as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	7
Murray Stahl	Co-Portfolio Manager	7
Matthew Houk	Co-Portfolio Manager	N/A
Steven Tuen	Investment Team Member	N/A

The section titled “Members of the Investment Team” beginning on page 70 of the Prospectus is deleted in its entirety and replaced with the following:

Members of the Investment Team
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of each Portfolio’s investment team.  The following persons are members of an investment team: Peter B. Doyle, Murray Stahl, B. Paul Abel, Steven Tuen, James Davolos, Matthew Houk, and Eric Sites.  Each person’s role varies from Portfolio to Portfolio as indicated in the table below.  Each investment team member is an employee of the Investment Adviser.

The Portfolio Manager(s) of a Portfolio are responsible for the day-to-day management of the applicable Portfolio.  Each investment team member serves as a research analyst.  While the investment team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with the Portfolio’s Portfolio Manager(s).

	The Alternative Income Portfolio	The Internet Portfolio	The Global Portfolio	The Paradigm Portfolio	The Medical Portfolio	The Small Cap Opportunities Portfolio	The Market Opportunities Portfolio	The Multi-Disciplinary Income Portfolio
Peter B. Doyle	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Co-Portfolio Manager	Co-Portfolio Manager	Investment Team Member
B. Paul Abel	N/A	N/A	N/A	N/A	Portfolio Manager	N/A	N/A	N/A
Steven Tuen	Investment Team Member	Investment Team Member	Co-Portfolio Manager	N/A	N/A	N/A	N/A	Investment Team Member
Murray Stahl	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager	N/A	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager
James Davolos	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Investment Team Member	N/A	Investment Team Member	Investment Team Member	N/A
Matthew Houk	Co-Portfolio Manager	N/A	N/A	N/A	N/A	Co-Portfolio Manager	N/A	Co-Portfolio Manager
Eric Sites	N/A	N/A	N/A	N/A	N/A	N/A	Investment Team Member	N/A

Peter B. Doyle is the Chairman of the Board and President of the Company, and has been overseeing the Portfolios since 1999.  In 1994, he co-founded Horizon, an affiliate of the Investment Adviser since May 2011.  In 1996, Mr. Doyle co-founded the Investment Adviser.  From 1999 through 2011, Mr. Doyle was a dual employee of both the Investment Adviser and Horizon.

Murray Stahl has served as the Director of Research for the Company since 2000.  In 1994, he co-founded Horizon and currently serves as Chairman and Chief Investment Officer for Horizon Kinetics, the parent company to the Investment Adviser and Horizon.  From 2000 through 2011, Mr. Stahl was a dual employee of both the Investment Adviser and Horizon.

B. Paul Abel joined the Investment Adviser in 1999 as a Portfolio Manager, and currently serves in the same capacity for The Medical Portfolio.  He also serves as a Portfolio Manager for private funds managed by an affiliate of the Investment Adviser.

Steven Tuen joined the Investment Adviser in 1999 as a research analyst.  He joined Horizon in 1996, also as a research analyst, and between 1999 and 2011 was a dual employee of both the Investment Adviser and Horizon.

James Davolos joined the Investment Adviser as an analyst in 2005, and is now a Portfolio Manager focusing on, among other things, emerging markets.

Matthew Houk joined the Investment Adviser in 2011 and began serving as a Portfolio Manager in 2012.  Previously, he was a research analyst at Horizon, beginning in 2008.  Prior to Horizon, Mr. Houk was an Associate at Goldman, Sachs & Co.

Eric Sites has been an Investment Team Member for the Company since 2013.  He joined Horizon in 2004 as a research analyst and Portfolio Manager.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Additionally, the following information appearing under the heading “Portfolio Managers” beginning on page 44 in the SAI is revised as follows: (1) for the Alternative Income Fund and Multi-Disciplinary Income Fund, all information regarding Derek Devens is removed; (2) for the Alternative Income Fund, all information regarding Rory Ewing and Eric Zhou is removed; and (3) for the Alternative Income Fund and the Multi-Disciplinary Income Fund, the information is modified to reflect that Matthew Houk serves as Co-Portfolio Manager for each of these Funds and that Steven Tuen serves on the investment teams of these Funds.

Questions regarding these changes may be directed to (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE